United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210 Gahanna, OH 43230

(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210 Gahanna, OH 43230

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 247-9780 – Austin Atlantic Funds
(800) 701-9502 – AAMA Funds

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Semi-Annual Report

December 31, 2020
(Unaudited)

AAMA Funds
Letter To Shareholders	December 31, 2020

Dear Fellow Shareholder,

The emergence and spread of the coronavirus over the last twelve months led to a time of sudden change in the U.S. and global financial markets. Economies and financial markets were vastly disrupted as the world experienced mandatory closings and shutdowns. Countries around the world took economically disruptive countermeasures to slow the spread and deaths related to the virus. Many workers were laid off and unemployment claims increased dramatically. Bankruptcies and corporate restructurings effected a large number of well-known “name brand” companies which historically have been the cornerstones of the U.S. economy. At the same time, the retail shopping mall segment of the economy has been forever changed from what we have known in the past.

The U.S. Federal Reserve (the “Fed”) implemented unprecedented accommodative monetary policy measures, including emergency interest rate cuts which pushed short term interest rate to almost zero. The Fed also began expanded asset purchase programs; unprecedented moves to shore up the financial markets. The U.S. Senate and House of Representatives passed record financial stimulus payments and other programs to stopgap the U.S. economy from further destruction.

Economic disruption can present opportunities for companies to adapt and modify their business plans to strengthen, evolve and grow. This provides opportunities as well, to make and grow long term investment values. The U.S. economy and our fellow Americans are resilient, and we believe broader vaccine distribution will bolster economic recovery.

We would like to extend our condolences to any of our fellow shareholders, family, and friends who have lost dear ones to the virus. We encourage you to continue to work with your financial advisor to plan and implement strategies to grow and protect your long-term asset values and we appreciate the confidence demonstrated by your investment within the AAMA family of mutual funds.

Sincerely,

Robert D. Baker Co-Portfolio Managers	Philip A. Voelker

AAMA Funds are distributed by Foreside Financial Services, LLC. Advanced Asset Management Advisors, Inc. is the investment adviser to the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. For additional information about the Funds, including fees, expenses, and risks, view our prospectus online at www.aamafunds.com or call 800-701-9502. Read the prospectus carefully before you invest or send money.

AAMA Equity Fund
Management Discussion of Fund Performance
December 31, 2020 (Unaudited)

The AAMA Equity Fund returned 18.60% for the six-month period ended December 31, 2020. This may be compared to various market indices. The capitalization-weighted S&P 500 Index returned 22.16%. The equity market rally broadened over the last two months which lifted returns of the S&P SmallCap 600 Index and S&P MidCap 400 Index to 35.47% and 30.30%, respectively. The broadening of the stock market rally was impressive, yet small and mid-cap indices still lagged large company returns for the calendar year 2020.

The economy, which had staged a V-shaped recovery in the summer lost momentum over the last two months of 2020. Estimates for corporate earnings have long anticipated a full recovery by sometime in the second half of 2021, although we are still several quarters away and the outlook is not entirely clear. New stock market index highs near year-end seem to anticipate not only the full recovery in earnings, but also follow-on growth as well.

Most traditional fundamental market valuation metrics indicate an over-valued stock market unless one compares earnings yields to Treasury bond yields. Low interest rates have supported stock prices. Ten-year Treasury bond yields have essentially doubled from their March, 2020 lows as inflation expectations have been rising. If inflation does run above current trends and bond investors demand higher yields, weakness in the bond market could undermine one of the important stock market valuation metrics. The Equity Fund portfolio holdings indicate relative over-weights in the Technology, and Healthcare sectors. Allocations to cash or U.S. debt securities, including taxable securities and short-term money market securities in the portfolio have ranged between 10 and 15% over the last six months as we continue to seek lower risk opportunities for new portfolio holdings.

The stock market has experienced increased volatility over the last 27 months. With a still unknown end for the pandemic and an unknown impact of the continued growth of corporate and public debts relative to the economy, it is hard to argue for dramatically reduced market volatility in the near term.

The S&P 500 Index is an unmanaged index, generally representative of the U.S. Stock Market as a whole.

The S&P MidCap 400 Index is an unmanaged index, generally representative of the mid-cap segment of the U.S. equity market.

The S&P SmallCap 600 Index is an unmanaged index, generally representative of the small-cap segment of the U.S. equity market.

Indexes that are unmanaged, do not reflect fees or expenses and an investor cannot invest directly in an index.

Sectors and allocations are subject to change. Past performance does not guarantee future results.

AAMA Equity Fund Schedule of Portfolio Investments December 31, 2020 (Unaudited)
COMMON STOCKS — 55.2%	Shares	Fair Value
AEROSPACE & DEFENSE — 0.8%
Raytheon Technologies Corporation	46,696	$3,339,231

BANKING — 1.2%
JPMorgan Chase & Company	37,400	4,752,418

BEVERAGES — 1.0%
PepsiCo, Inc.	26,400	3,915,120

BIOTECH & PHARMA — 5.5%
Amgen, Inc.	15,000	3,448,800
Bristol-Myers Squibb Company	94,000	5,830,820
Johnson & Johnson	48,000	7,554,240
Pfizer, Inc.	141,500	5,208,615
		22,042,475
CONTAINERS & PACKAGING — 0.9%
Ball Corporation	37,000	3,447,660

DIVERSIFIED INDUSTRIALS — 1.6%
Emerson Electric Company	78,400	6,301,008

E-COMMERCE DISCRETIONARY — 1.0%
Amazon.com, Inc. (a)	1,200	3,908,316

ELECTRIC UTILITIES — 0.7%
Exelon Corporation	30,000	1,266,600
Public Service Enterprise Group, Inc.	25,000	1,457,500
		2,724,100
ENGINEERING & CONSTRUCTION — 0.3%
Quanta Services, Inc.	16,100	1,159,522

FOOD — 1.0%
Conagra Brands, Inc.	106,000	3,843,560

HEALTH CARE FACILITIES & SERVICES — 2.1%
UnitedHealth Group, Inc.	19,400	6,803,192
Universal Health Services, Inc. - Class B	12,100	1,663,750
		8,466,942

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 55.2% (Continued)	Shares	Fair Value
HOME & OFFICE PRODUCTS — 0.5%
Newell Brands, Inc.	100,000	$2,123,000

HOME CONSTRUCTION — 0.6%
Masco Corporation	43,200	2,372,976

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Company (The)	29,400	4,090,716

INDUSTRIAL SUPPORT SERVICES — 1.4%
Fastenal Company	30,000	1,464,900
Grainger (W.W.), Inc.	10,100	4,124,234
		5,589,134
INTERNET MEDIA & SERVICES — 1.5%
Alphabet, Inc. - Class A (a)	3,400	5,958,976

LEISURE FACILITIES & SERVICES — 1.9%
Starbucks Corporation	70,000	7,488,600

MEDICAL EQUIPMENT & DEVICES — 2.4%
Edwards Lifesciences Corporation (a)	29,100	2,654,793
Medtronic plc	59,100	6,922,974
		9,577,767
METALS & MINING — 1.6%
Freeport-McMoRan, Inc.	250,000	6,505,000

OIL & GAS PRODUCERS — 1.9%
Chevron Corporation	46,500	3,926,925
Exxon Mobil Corporation	92,000	3,792,240
		7,719,165
RETAIL - CONSUMER STAPLES — 2.1%
Kroger Company (The)	102,500	3,255,400
Walmart, Inc.	36,600	5,275,890
		8,531,290
RETAIL - DISCRETIONARY — 1.1%
Home Depot, Inc. (The)	17,000	4,515,540

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 55.2% (Continued)	Shares	Fair Value
SEMICONDUCTORS — 6.4%
Applied Materials, Inc.	93,800	$8,094,940
Intel Corporation	88,300	4,399,106
QUALCOMM, Inc.	50,900	7,754,106
Texas Instruments, Inc.	31,700	5,202,921
		25,451,073
SOFTWARE — 4.4%
Adobe, Inc. (a)	13,200	6,601,584
Microsoft Corporation	32,500	7,228,650
Oracle Corporation	57,000	3,687,330
		17,517,564
TECHNOLOGY HARDWARE — 3.6%
Apple, Inc.	47,200	6,262,968
Cisco Systems, Inc.	71,600	3,204,100
Corning, Inc.	134,800	4,852,800
		14,319,868
TECHNOLOGY SERVICES — 1.9%
Mastercard, Inc. - Class A	11,100	3,962,034
Visa, Inc. - Class A	17,400	3,805,902
		7,767,936
TELECOMMUNICATIONS — 4.1%
T-Mobile USA, Inc. (a)	73,815	9,953,953
Verizon Communications, Inc.	108,100	6,350,875
		16,304,828
TRANSPORTATION & LOGISTICS — 2.7%
Norfolk Southern Corporation	14,200	3,374,062
Union Pacific Corporation	19,800	4,122,756
United Parcel Service, Inc. - Class B	20,000	3,368,000
		10,864,818

TOTAL COMMON STOCKS (Cost $145,208,828)		$220,598,603

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
EXCHANGE-TRADED FUNDS — 32.7%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$25,976,988
iShares Core S&P U.S. Growth ETF	239,600	21,250,124
Schwab U.S. Large-Cap ETF	281,700	25,620,615
Vanguard Growth ETF	112,500	28,500,750
Vanguard S&P 500 ETF	85,600	29,419,864
Total Exchange-Traded Funds (Cost $77,931,172)		$130,768,341

U.S. TREASURY OBLIGATIONS — 10.0%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 10.0% (b)
U.S. Treasury Bill (Cost $39,997,245)	0.064%	02/09/21	$40,000,000	$39,998,200

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
MONEY MARKET FUNDS — 2.0%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.01% (c) (Cost $7,924,668)	7,924,668	$7,924,668

TOTAL INVESTMENTS (Cost $271,061,913) — 99.9%		$399,289,812

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		194,567

NET ASSETS — 100.0%		$399,484,379

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.
plc - Public Liability Company

Security Allocation (Percentage of Net Assets)
Common Stocks	55.2%
Exchange-Traded Funds	32.7%
U.S. Treasury Obligations	10.0%
Cash Equivalents*	2.1%
Total	100.0%

*	Includes Other Assets in Excess of Liabilities
See accompanying notes to financial statements.

AAMA Income Fund
Management Discussion of Fund Performance
December 31, 2020 (Unaudited)

The AAMA Income Fund returned -0.27% for the six-month period ended December 31, 2020. This may be compared to various market indices. The Bloomberg Barclays 1-3 Year U.S. Treasury Index returned 0.15% and the Bloomberg Barclays 1-5 year U.S. Government/Credit Index returned 0.70%. Returns on longer-term bonds were mixed, with Treasury bonds losing -2.82% as measured by the Bloomberg Barclays U.S. Government Long Term Total Return Index. Corporate bonds gained 4.64% as measured by the Bloomberg Barclays U.S. Corporate Bond Total Return Index. Merging the Treasury bond losses and positive corporate bond returns with the other sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced a return of 1.29%. Low quality bonds as measured by the ICE Bank of America US High Yield Index returned 11.50%.

Over the period, we maintained a short-term, high-quality portfolio with an average maturity of just under 2 years and no credit risk. The relatively low incremental yields available in longer-term bonds and credit issues are more than over-shadowed by the higher volatility and default risks in longer-term issues or junk bonds. Corporate debt outstanding relative to the size of the economy has been elevated, and most aggregate credit quality metrics have not improved over the period. Treasury bond issuance continues to set records, and, even with Federal Reserve bond purchase activity of $120 Billion per month, prices are lower and yields have been higher.

Higher Treasury bond yields have been largely driven by rising inflation expectations. We share the inflation concerns for at least the near-term (over the next 12 months). Regardless of the eventual path of the economic recovery, it is hard to argue that the unprecedented 24% increase in money supply over the last 9 months will not have an inflationary impact. Higher raw material and labor costs and higher operating costs to meet health and other regulatory burdens will also filter into final prices.

When the Fund invests in fixed income securities including corporate bonds, the value of the Fund will fluctuate with changes in interest rates. When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value.

The Bloomberg Barclays 1-3 Year U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with a maturity of less than 3 years.

The Bloomberg Barclays 1-5 Year U.S. Government/Credit Index measures the non-securitized component of the Bloomberg Barclays U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities that have a remaining maturity of greater than or equal to one year and less than five years.

The Bloomberg Barclays U.S. Government Long-Term Total Return Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 10 years or more to maturity.

The Bloomberg Barclays U.S. Corporate Bond Total Return Index measures U.S. dollar-denominated, investment grade, fixed-rate, taxable corporate bond market.

AAMA Income Fund
Management Discussion of Fund Performance
December 31, 2020 (Unaudited) (Continued)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

The ICE BofA High Yield Index tracks the performance of U.S. dollar denominated below investment grade rated corporate debt publicly issued in the U.S. domestic market.

Indexes that are unmanaged, do not reflect fees or expenses and an investor cannot invest directly in an index.

Sectors and allocations are subject to change. Past performance does not guarantee future results.

AAMA Income Fund Schedule of Portfolio Investments December 31, 2020 (Unaudited)
EXCHANGE-TRADED FUNDS — 29.3%	Shares	Fair Value
iShares 1-3 Year Treasury Bond ETF	179,000	$15,462,020
Vanguard Mortgage-Backed Securities ETF	283,000	15,301,810
Vanguard Short-Term Treasury ETF	249,000	15,338,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $46,268,968)		$46,102,230

U.S. GOVERNMENT AGENCIES — 8.1%	Coupon	Maturity	Principal Amount	Fair Value
GOVERNMENT SPONSORED — 8.1%
Federal Home Loan Bank	2.360%	05/23/22	$7,000,000	$7,215,868
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	5,475,348
TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,280,453)				$12,691,216

U.S. TREASURY OBLIGATIONS — 60.8%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES — 60.8%
U.S. Treasury Notes	3.625%	02/15/21	$7,000,000	$7,027,741
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	10,069,141
U.S. Treasury Notes	2.125%	06/30/21	10,000,000	10,099,219
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	10,125,000
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	3,048,984
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	5,094,531
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	5,123,828
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,055,156
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,357,812
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,167,969
U.S. Treasury Notes	1.750%	05/15/23	10,000,000	10,379,687
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	10,741,016
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,464,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,351,938)				$95,754,850

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments (Continued)
MONEY MARKET FUNDS — 1.8%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.01% (a) (Cost $2,818,283)	2,818,283	$2,818,283

TOTAL INVESTMENTS (Cost $154,719,642) — 100.0%		$157,366,579

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		52,122

NET ASSETS — 100.0%		$157,418,701

(a)	The rate shown is the 7-day effective yield as of December 31, 2020.
(b)	Percentage rounds to less than 0.1%.

Security Allocation (Percentage of Net Assets)
U.S. Treasury Obligations	60.8%
Exchange-Traded Funds	29.3%
U.S. Government Agencies	8.1%
Cash Equivalents*	1.8%
Total	100.0%

*	Includes Other Assets in Excess of Liabilities.
See accompanying notes to financial statements.

AAMA Funds Statements of Assets and Liabilities December 31, 2020 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$271,061,913	$154,719,642
At value	$399,289,812	$157,366,579
Receivable for capital shares sold	279,355	21,109
Receivable for investment securities sold	310,346	—
Dividends and interest receivable	128,115	431,035
TOTAL ASSETS	400,007,628	157,818,723

LIABILITIES
Payable for capital shares redeemed	131,027	292,191
Payable for investment securities purchased	111	—
Payable to Adviser	339,594	87,700
Unitary fees payable	52,517	20,131
TOTAL LIABILITIES	523,249	400,022

NET ASSETS	$399,484,379	$157,418,701

Net assets consist of:
Paid-in capital	$275,252,148	$154,921,357
Accumulated earnings	124,232,231	2,497,344
Net assets	$399,484,379	$157,418,701

Shares of beneficial interest outstanding (unlimited number of shares authorized)	27,692,236	6,192,868

Net asset value, offering price and redemption price per share	$14.43	$25.42

See accompanying notes to financial statements.

AAMA Funds Statements of Operations Six Months Ended December 31, 2020 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$3,050,579	$90,583
Interest	19,846	1,099,134
TOTAL INVESTMENT INCOME	3,070,425	1,189,717

EXPENSES
Investment advisory fees	1,934,177	582,378
Unitary fees	321,182	129,107
TOTAL EXPENSES	2,255,359	711,485
Less fees voluntarily waived by the Adviser	—	(67,490)
NET EXPENSES	2,255,359	643,995

NET INVESTMENT INCOME	815,066	545,722

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investment transactions	4,617,351	93,905
Net change in unrealized appreciation (depreciation) on investments	59,604,015	(1,046,151)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	64,221,366	(952,246)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$65,036,432	$(406,524)

See accompanying notes to financial statements.

AAMA Equity Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
FROM OPERATIONS
Net investment income	$815,066	$2,311,959
Net realized gains (losses) on investment transactions	4,617,351	(8,207,172)
Net change in unrealized appreciation (depreciation) on investments	59,604,015	17,447,215
Net increase in net assets from operations	65,036,432	11,552,002

DISTRIBUTIONS TO SHAREHOLDERS	(1,729,607)	(2,876,027)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	50,010,581	97,798,339
Net asset value of shares issued in reinvestment of distributions to shareholders	1,728,044	2,876,027
Payments for shares redeemed	(74,553,610)	(85,968,458)
Net increase (decrease) in net assets from capital share transactions	(22,814,985)	14,705,908

TOTAL INCREASE IN NET ASSETS	40,491,840	23,381,883

NET ASSETS
Beginning of period	358,992,539	335,610,656
End of period	$399,484,379	$358,992,539

CAPITAL SHARE ACTIVITY
Shares sold	3,709,965	8,242,033
Shares reinvested	120,337	224,164
Shares redeemed	(5,520,742)	(7,264,989)
Net increase (decrease) in shares outstanding	(1,690,440)	1,201,208
Shares outstanding, beginning of period	29,382,676	28,181,468
Shares outstanding, end of period	27,692,236	29,382,676

See accompanying notes to financial statements.

AAMA Income Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
FROM OPERATIONS
Net investment income	$545,722	$1,560,451
Net realized gains on investment transactions	93,905	13,677
Net change in unrealized appreciation (depreciation) on investments	(1,046,151)	3,011,256
Net increase (decrease) in net assets from operations	(406,524)	4,585,384

DISTRIBUTIONS TO SHAREHOLDERS	(545,448)	(1,560,605)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	27,023,523	54,572,296
Net asset value of shares issued in reinvestment of distributions to shareholders	545,088	1,560,605
Payments for shares redeemed	(22,766,239)	(49,416,907)
Net increase in net assets from capital share transactions	4,802,372	6,715,994

TOTAL INCREASE IN NET ASSETS	3,850,400	9,740,773

NET ASSETS
Beginning of period	153,568,301	143,827,528
End of period	$157,418,701	$153,568,301

CAPITAL SHARE ACTIVITY
Shares sold	1,060,175	2,150,786
Shares reinvested	21,387	61,794
Shares redeemed	(893,112)	(1,948,319)
Net increase in shares outstanding	188,450	264,261
Shares outstanding, beginning of period	6,004,418	5,740,157
Shares outstanding, end of period	6,192,868	6,004,418

See accompanying notes to financial statements.

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019		Year Ended June 30, 2018 (a)
Net asset value at beginning of period	$12.22		$11.91	$11.24		$10.00

Income from investment operations:
Net investment income (b)	0.03		0.08	0.10		0.08
Net realized and unrealized gains on investments	2.24		0.33	0.66		1.20
Total from investment operations	2.27		0.41	0.76		1.28

Less distributions from:
Net investment income	(0.06)		(0.10)	(0.09)		(0.04)

Net asset value at end of period	$14.43		$12.22	$11.91		$11.24

Total return (c)	18.60	%(d)	3.41%	6.85%		12.85	%(d)

Net assets at end of period (000’s)	$399,484		$358,993	$335,611		$308,028

Ratio of total expenses to average net assets (e)	1.17	%(f)	1.18%	1.18%		1.19	%(f)

Ratio of net expenses to average net assets (e)	1.17	%(f)	1.18%	0.99	%(g)	0.90	%(f)(g)

Ratio of net investment income to average net assets (b)(e)	0.42	%(f)	0.67%	0.90	%(g)	0.78	%(f)(g)

Portfolio turnover rate	0.00	%(h)	22%	20%		5	%(d)

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends and distributions by the underlying investment companies in which the Fund invests.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and administrator had not reduced fees for the years ended June 30, 2019 and 2018.

(d)	Not annualized.
(e)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after fee reductions.
(h)	Percentage rounds to less than 1%
See accompanying notes to financial statements.

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020		Year Ended June 30, 2019		Year Ended June 30, 2018 (a)
Net asset value at beginning of period	$25.58		$25.06		$24.66		$25.00

Income (loss) from investment operations:
Net investment income	0.09	(b)	0.27	(b)	0.33		0.26
Net realized and unrealized gains (losses) on investments	(0.16)		0.52		0.40		(0.35)
Total from investment operations	(0.07)		0.79		0.73		(0.09)

Less distributions from:
Net investment income	(0.09)		(0.27)		(0.33)		(0.25)

Net asset value at end of period	$25.42		$25.58		$25.06		$24.66

Total return (c)	(0.27	%)(d)	3.17%		2.97%		(0.34	%)(d)

Net assets at end of period (000’s)	$157,419		$153,568		$143,828		$143,050

Ratio of total expenses to average net assets	0.92	%(e)(f)	0.93	%(e)	0.93%		0.94	%(f)

Ratio of net expenses to average net assets (g)	0.83	%(e)(f)(h)	0.83	%(e)(h)	0.71	%(h)	0.63	%(f)

Ratio of net investment income to average net assets (g)	0.70	%(b)(e)(f)	1.06	%(b)(e)	1.32%		1.05	%(f)

Portfolio turnover rate	17	%(d)	33%		20%		6	%(d)

(a)	Inception date of the Fund was June 30, 2017. The Fund commenced operations on July 3, 2017.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends and distributions by the underlying investment companies in which the Fund invests.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or realized capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and administrator had not reduced fees.

(d)	Not annualized.
(e)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after fee reductions.
(h)	The impact of the voluntary fee waiver by the Adviser for the periods ended December 31, 2020, June 30, 2020 and 2019 was 0.09%(f), 0.10% and 0.02% respectively.
See accompanying notes to financial statements.

AAMA Funds
Notes to Financial Statements
December 31, 2020 (Unaudited)

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

AAMA Funds
Notes to Financial Statements (Continued)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks, rights and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees (the “Board”) that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Pricing Committee. In these cases, the Pricing Committee determines in good faith, subject to procedures adopted by the Board, the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AAMA Funds
Notes to Financial Statements (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of December 31, 2020, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$220,598,603	$—	$—	$220,598,603
Exchange-Traded Funds	130,768,341	—	—	130,768,341
U.S. Treasury Obligations	—	39,998,200	—	39,998,200
Money Market Funds	7,924,668	—	—	7,924,668
Total	$359,291,612	$39,998,200	$—	$399,289,812

AAMA Income Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,102,230	$—	$—	$46,102,230
U.S. Government Agencies	—	12,691,216	—	12,691,216
U.S. Treasury Obligations	—	95,754,850	—	95,754,850
Money Market Funds	2,818,283	—	—	2,818,283
Total	$48,920,513	$108,446,066	$—	$157,366,579

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended December 31, 2020.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in

AAMA Funds
Notes to Financial Statements (Continued)

accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains.

Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by each Fund during the six months ended December 31, 2020 was ordinary income in the amounts of $1,729,607 paid to the shareholders of AAMA Equity Fund and $545,448 paid to the shareholders of AAMA Income Fund. The tax character of distributions paid by each Fund during the year ended June 30, 2020 was ordinary income in the amounts of $2,876,027 paid to shareholders of AAMA Equity Fund and $1,560,605 paid to the shareholders of AAMA Income Fund.

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

AAMA Funds
Notes to Financial Statements (Continued)

The tax character of accumulated earnings as of December 31, 2020 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of portfolio investments	$271,061,913	$154,719,642
Gross unrealized appreciation	$130,476,220	$2,814,467
Gross unrealized depreciation	(2,248,321)	(167,530)
Net unrealized appreciation	128,227,899	2,646,937
Accumulated ordinary income	5,694	274
Accumulated capital losses	(8,613,713)	(243,772)
Other gains	4,617,351	93,905
Accumulated earnings	$124,232,231	$2,497,344

As of June 30, 2020, AAMA Equity Fund had short-term capital loss carryforwards of $6,004,523 and long-term capital loss carryforwards of $2,614,190 and AAMA Income Fund had short-term capital loss carryforwards of $243,772 for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the six months ended December 31, 2020:

Non-U.S. Government	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$362,156	$32,274,370
Proceeds from sales of investment securities	$8,328,432	$6,961,478

U.S. Government (long-term)	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. government securities	$—	$—
Proceeds from sales and maturities of U.S. government securities	$—	$18,000,000

AAMA Funds
Notes to Financial Statements (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Advanced Asset Management Advisors, Inc. (the “Adviser”) under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

During the six months ended December 31, 2020, the Adviser voluntarily waived its advisory fees in the amount of $67,490 for AAMA Income Fund. These voluntary waivers are not eligible for recovery by the Adviser in future periods.

During the six months ended December 31, 2020, there were no expense cap limitations in place for the Funds. Under the terms of a previous Expense Limitation Agreement, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after the fiscal year that such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, or (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of December 31, 2020, the Adviser may seek repayment of investment advisory fee reductions totaling $1,001,901 and $489,103 from AAMA Equity Fund and AAMA Income Fund, respectively, no later than the dates as stated below:

	AAMA Equity Fund	AAMA Income Fund
June 30, 2021	$414,877	$207,915
June 30, 2022	587,024	281,188
	$1,001,901	$489,103

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”) serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust,

AAMA Funds
Notes to Financial Statements (Continued)

including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Foreside pays all operating expenses of the Trust and the Funds not specifically assumed by the Trust, unless the Trust or the Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders; fees and expenses of Trustees of the Trust who are not interested persons of the Trust, as defined by the 1940 Act (“Independent Trustees”); and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust. Foreside Financial Services, LLC serves as the Funds’ principal underwriter and is an affiliate of Foreside. For the services under the Agreement and expenses assumed by Foreside, the Trust, on behalf of the Funds, paid Foreside an annual fee equal to 0.20% of the average daily net assets of the Funds up to $250,000,000 and 0.15% of the average daily net assets of the Funds greater than $250,000,000; subject, however, to an minimum fee of $777,000, through October 31, 2020. Effective, November 1, 2020, the Funds pays Foreside an annual fee equal to 0.20% of the average daily net assets of the Funds up to $250,000,000, 0.135% of the average daily net assets of the Funds between $250,000,000 and $500,000,000 and 0.05% of the average daily net assets of the Funds greater than $500,000,000; subject, however, to an minimum fee of $777,000. Such expenses are disclosed on the Statements of Operations as “Unitary fees”.

AAMA Funds
Notes to Financial Statements (Continued)

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

PRINCIPAL HOLDER OF FUND SHARES

As of December 31, 2020, the following account holder owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
TD Ameritrade, Inc. (for the benefit of its clients)	74%
AAMA Income Fund
TD Ameritrade, Inc. (for the benefit of its clients)	77%

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities and/or cash. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Disruptions to the creations and redemptions process through which authorized participants directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) NAV, which may result in the Funds paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. An ETF’s shares could also trade at a premium or discount to NAV when an ETF’s underlying securities trade on a foreign exchange that

AAMA Funds
Notes to Financial Statements (Continued)

is closed when the securities exchange on which the ETF trades is open. The current price of the ETF’s underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Fund’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance. There can be no assurance that an ETF’s investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. As of December 31, 2020, AAMA Equity Fund and AAMA Income Fund had 32.7% and 29.3%, respectively, of the fair value of their net assets invested in ETFs.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by Foreside as part of the Management and Administration Agreement. Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on whether attendance is in person or by telephone). Collectively, the Independent Trustees were paid $57,000 in fees during the six months ended December 31, 2020, for the entire Trust. Foreside paid Trustee compensation in the amount of $28,500 on behalf of the Funds. In addition, Foreside reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

AAMA Funds
Notes to Financial Statements (Continued)

8. Other Recent Developments

The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

9. Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the 1940 Act (the “Rule”). This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Board. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur. The Board approved the appointment of the Adviser as the Program Administrator of the LRMP for the Funds on May 23, 2019 and approved the Trust’s LRMP on November 19, 2019 with an effective date of December 1, 2020. The Adviser has established a Liquidity Risk Management Program Committee (the

AAMA Funds
Notes to Financial Statements (Continued)

“Committee”). The Committee is comprised of the Trust’s Chief Financial Officer and officers and employees of the Adviser. At the Board’s regular meeting on November 17, 2020, the Program Administrator provided a written report to the Board (the “Report”) on the operation, adequacy and effectiveness of the LRMP for the Funds for the period December 1, 2019 through September 30, 2020 (the “Reporting Period”). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Funds’ investments by monitoring the liquidity and selection of portfolio investments during normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections during normal and reasonably foreseeable stressed conditions and cash and cash equivalents, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Funds’ investments, the Adviser utilizes a third-party provider of liquidity monitoring services. The Report stated that during the Reporting Period, each Fund invested 100% of its total net assets in highly liquid investments. Because each Fund consisted primarily of highly liquid investments, pursuant to the Rule, no highly liquid investment minimum was required to be established for the Funds. The Report stated that the Funds did not hold any illiquid investment and that no events that would have required the filing of Form N-LIQUID occurred during the Reporting Period. The Report concluded that the LRMP for the Funds has been appropriately designed and implemented and was effectively operating to assess and manage the Funds’ liquidity risk during the Reporting Period.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AAMA Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2020 through December 31, 2020).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

AAMA Funds
About Your Funds’ Expenses (Unaudited)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
AAMA Equity Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,186.00	1.17%	$ 6.43
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.25	1.17%	$ 5.94

AAMA Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 997.30	0.83%	$ 4.17
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.96	0.83%	$ 4.22

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AAMA Funds
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-800-701-9502. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

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Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

SEMI-ANNUAL REPORT
December 31, 2020

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	0.0%
Collateralized Mortgage Obligations	0.0%
Government National Mortgage Association 2.50%		5/20/65	$203,188	$203,192

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $202,628)				203,192

	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	1.5%
Northern Institutional Treasury Portfolio Premier Class, 0.01%*		6,411,423	$6,411,423
TOTAL INVESTMENT COMPANIES
(Cost $ 6,411,423)			6,411,423
REPURCHASE AGREEMENTS	98.5%
Amherst Pierpont Securities, LLC, 0.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $17,449,725, due 09/15/30 - 01/15/46 and cash equivalents of $1,633,787)		17,484,826	17,484,826
BCM High Income Fund, L.P., 0.65%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, with a value of $11,379,864, due at 03/25/31 and cash equivalents of $722,467)		11,363,718	11,363,718
BCM High Income Fund, L.P., 1.00%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $29,070,679, due at 10/15/30 - 01/15/46 and cash equivalents of $3,231,691)		29,597,362	29,597,362
BMO Capital Markets, 0.70%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $72,442,480, due at 07/15/30 - 01/15/46 and cash equivalents of $3,424,369)		72,927,020	72,927,020
Brean Capital, 0.50%, (Agreement dated 12/31/20 to be repurchased at $77,462,327 on 01/05/21. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $81,718,913, due at 01/01/33 - 11/20/70)		77,455,000	77,455,000
Capstead Mortgage, 0.26%, (Agreement dated 12/29/20 to be repurchased at $24,605,244 on 01/05/21. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $25,952,834, due 03/25/27 - 11/25/58)		24,604,000	24,604,000
JVB Financial, 1.25%, (Agreement dated 12/22/20 to be repurchased at $5,567,976 on 01/21/21. Collateralized by TMC Master Trust Series 2016-M3 Certificates, 2.25% - 4.13%, with a value of $5,922,524, due at 09/01/50 - 12/01/50)(1),(2)		5,562,182	5,562,182
NMSI, Inc., 1.25%, (Agreement dated 12/01/20 to be repurchased at $53,343,030 on 01/05/21. Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 2.25% - 5.75%, with a value of $55,032,591, due at 09/01/35 - 11/01/50)(2)		53,280,130	53,280,130
Orchid Island, 0.26%, (Agreement dated 12/28/20 to be repurchased at $25,466,287 on 01/04/21. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $26,596,441, due 12/01/50)		25,465,000	25,465,000

See notes to financial statements.

1

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount/ Shares	Value
Solomon Hess Opportunity Fund, 0.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $24,510,604, due 01/15/28 - 10/15/43 and investment line of $3,047,523 cash equivalents of $115,552)		24,575,328	$24,575,328
Solomon Hess SBA, 0.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $3,410,528, due 05/15/29 and investment line of $37,898,908, cash equivalents of $52,003)		3,576,826	3,576,826
Stifel Nicolaus & Co., 0.22%, (Agreement dated 12/30/20 to be repurchased at $80,003,422 on 01/06/21 Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $84,585,848 due 12/01/30 - 12/20/50 )		80,000,000	80,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $425,891,392)			425,891,392
TOTAL INVESTMENTS
(Cost $432,505,443)	100.0%		$432,506,007
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(55,128)
NET ASSETS	100.0%		$432,450,879

*	The rate presented is the 7-day effective yield in effect at December 31, 2020.

(1)	Illiquid security, maturity date is greater than 7 days. As of December 31, 2020, the value of this illiquid security amounted to approximately 1.3% of net assets.

(2)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

See notes to financial statements.

2

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.5%
Banks	1.1%
Citigroup, Inc.		7,800	$480,948
Capital Goods	5.3%
Cummins, Inc.		7,550	1,714,605
Lockheed Martin Corp.		1,800	638,964
			2,353,569
Consumer Durables & Apparel	0.9%
NIKE, Inc.		3,000	424,410
Consumer Services	0.9%
McDonald’s Corp.		1,000	214,580
Starbucks Corp.		1,700	181,866
			396,446
Diversified Financials	3.5%
BlackRock, Inc.		500	360,770
CME Group, Inc.		1,000	182,050
Goldman Sachs Group (The), Inc.		3,000	791,130
Morgan Stanley		3,500	239,855
			1,573,805
Energy	1.1%
ConocoPhillips		10,000	399,900
EOG Resources, Inc.		1,500	74,805
			474,705
Food & Staples Retailing	3.7%
Costco Wholesale Corp.		4,400	1,657,832
Health Care Equipment & Services	5.2%
Humana, Inc.		1,500	615,405
UnitedHealth Group, Inc.		4,892	1,715,527
			2,330,932
Household & Personal Products	2.8%
Procter & Gamble		8,900	1,238,346
Insurance	7.0%
Aflac, Inc.		30,150	1,340,771
Progressive (The) Corp.		17,700	1,750,176
			3,090,947
Materials	2.5%
Air Products & Chemicals, Inc.		650	177,593
LyondellBasell Industries NV		7,753	710,640
Newmont Corp.		3,500	209,615
			1,097,848
Media	2.6%
Comcast Corp.		22,000	1,152,800

See notes to financial statements.

3

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals & Biotechnology	8.4%
AbbVie, Inc.		15,000	$1,607,250
Amgen, Inc.		6,570	1,510,574
Bristol-Myers Squibb Co.		9,700	601,691
			3,719,515
Real Estate	2.7%
American Tower Corp.		3,000	673,380
Simon Property Group, Inc.		6,137	523,363
			1,196,743
Retailing	9.3%
Best Buy Co., Inc.		9,000	898,110
Home Depot (The), Inc.		6,176	1,640,469
Lowe’s Cos., Inc.		2,300	369,173
Target Corp.		6,950	1,226,884
			4,134,636
Semiconductors & Semiconductor	6.8%
Broadcom, Inc.		4,300	1,882,755
KLA Corp.		3,000	776,730
NVIDIA Corp.		550	287,210
Texas Instruments, Inc.		400	65,652
			3,012,347
Software & Services	20.2%
Accenture PLC		7,200	1,880,712
Alphabet, Inc.(a)		960	1,682,534
Intuit, Inc.		4,900	1,861,265
Mastercard, Inc.		5,000	1,784,700
Microsoft Corp.		7,900	1,757,118
			8,966,329
Technology Hardware & Equipment	5.5%
Apple, Inc.		13,900	1,844,391
Cisco Systems, Inc.		13,000	581,750
			2,426,141
Telecommunication Services	1.5%
Verizon Communications, Inc.		11,000	646,250
Transportation	2.9%
CSX Corp.		14,000	1,270,500
Utilities	1.6%
NextEra Energy, Inc.		9,200	709,780

TOTAL COMMON STOCKS
(Cost $28,414,436)			42,354,829

See notes to financial statements.

4

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.6%
Northern Institutional Treasury Portfolio Premier Class, 0.01%*		2,045,621	$2,045,621
TOTAL INVESTMENT COMPANIES
(Cost $2,045,621)			2,045,621
TOTAL INVESTMENTS
(Cost $30,460,057)	100.1%		$44,400,450
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(42,854)
NET ASSETS	100.0%		$44,357,596

*	The rate presented is the 7-day effective yield in effect at December 31, 2020.

(a)	Non-income producing security.

See notes to financial statements.

5

STATEMENTS OF ASSETS & LIABILITIES

December 31, 2020 (Unaudited)

	AAAMCO Ultrashort Financing Fund	Large Cap Equity Fund
Assets:
Investments, at cost	$6,614,051	$30,460,057
Investments, at value	6,614,615	44,400,450
Repurchase agreements, cost equals fair value	425,891,392	—
Receivable for dividends and interest	163,809	25,638
Total Assets	432,669,816	44,426,088
Liabilities:
Income distribution payable	115,316	—
Investment advisory fees payable	59,819	20,396
Distribution fees payable	1,053	7,616
Unitary fees payable	33,376	39,082
Capital shares redeemed payable	9,373	1,398
Total Liabilities	218,937	68,492
Net Assets	$432,450,879	$44,357,596
Class I
Net assets	$12,424,962	$—
Shares of common stock outstanding	1,242,591	—
Net asset value per share	$9.9992	$—
Class Y
Net assets	$420,025,917	$—
Shares of common stock outstanding	42,002,592	—
Net asset value per share	$10.0000	$—
Class AMF
Net assets	$—	$36,413,119
Shares of common stock outstanding	—	4,034,980
Net asset value per share	$—	$9.02
Class H
Net assets	$—	$7,944,477
Shares of common stock outstanding	—	885,199
Net asset value per share	$—	$8.97
Net Assets
Paid in capital	$432,540,801	$29,617,187
Distributable earnings/(accumulated deficit)	(89,922)	14,740,409
Net assets	$432,450,879	$44,357,596

See notes to financial statements.

6

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2020 (Unaudited)

	AAAMCO Ultrashort Financing Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$1,316,417	$—
Dividend income	—	482,644
Total investment income	1,316,417	482,644
Operating expenses:
Investment advisory	615,153	135,519
Distribution — Class AMF Shares	—	42,817
Distribution — Class I Shares	4,381	—
Unitary fees	172,762	210,635
Interest expense	3,389	—
Other expenses	1,768	—
Total expenses before reductions	797,453	388,971
Expenses reduced by Investment Adviser	(252,194)	(20,849)
Unitary fee waiver	(5,000)	—
Net expenses	540,259	368,122
Net investment income	776,158	114,522

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions	2,952	1,176,595
Net increase from payment by affiliates	2,636
Change in unrealized appreciation/depreciation on investments	(12,119)	5,661,757
Net realized and unrealized gains (losses) from investment activities	(6,531)	6,838,352
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$769,627	$6,952,874

See notes to financial statements.

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	AAAMCO Ultrashort Financing Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$776,158	$9,417,036
Net realized gains from investment transactions	2,952	8,585
Net increase from payment by affiliates	2,636	100
Change in unrealized appreciation /depreciation on investments	(12,119)	34,336
Change in net assets resulting from operations	769,627	9,460,057
Distributions paid to shareholders
Class I Shareholders	(14,387)	(138,768)
Class Y Shareholders	(758,821)	(9,260,297)
Total distributions paid to shareholders	(773,208)	(9,399,065)
Capital Transactions:
Class I Shares:
Proceeds from sale of shares	5,100,000	9,755,000
Value of shares issued to shareholders in reinvestment of dividends	14,070	117,845
Cost of shares redeemed	(153,510)	(9,191,895)
Class Y Shares:
Proceeds from sale of shares	295,001,000	14,481,400
Value of shares issued to shareholders in reinvestment of dividends	2,766	1,163,508
Cost of shares redeemed	(275,092,302)	(182,927,616)
Change in net assets from capital transactions	24,872,024	(166,601,758)
Change in net assets	24,868,443	(166,540,766)
Net Assets:
Beginning of period	407,582,436	574,123,202
End of period	$432,450,879	$407,582,436

See notes to financial statements.

8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (concluded)

	Large Cap Equity Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$114,522	$238,723
Net realized gains from investment transactions	1,176,595	2,292,497
Change in unrealized appreciation /depreciation on investments	5,661,757	(626,957)
Change in net assets resulting from operations	6,952,874	1,904,263
Distributions paid to shareholders
Class AMF Shareholders	(1,268,876)	(1,752,769)
Class H Shareholders	(285,890)	(365,136)
Total distributions paid to shareholders	(1,554,766)	(2,117,905)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	430,742	330,072
Value of shares issued to shareholders in reinvestment of dividends	1,117,322	1,570,342
Cost of shares redeemed	(1,877,771)	(3,871,098)
Class H Shares:
Proceeds from sale of shares	345,305	538,590
Value of shares issued to shareholders in reinvestment of dividends	5,975	7,316
Cost of shares redeemed	(160,392)	(603,388)
Change in net assets from capital transactions	(138,819)	(2,028,166)
Change in net assets	5,259,289	(2,241,808)
Net Assets:
Beginning of period	39,098,307	41,340,115
End of period	$44,357,596	$39,098,307

See notes to financial statements.

9

AAAMCO ULTRASHORT FINANCING FUND — CLASS I SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended December 31,		Year Ended June 30			Eight Months		Period Ended
	2020 (Unaudited)		2020		2019	Ended June 30, 2018		October 31, 2017(1)
Net asset value, beginning of period	$9.9992		$10.00		$10.00	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.0167		0.1567		0.2507	0.1260		0.0533
Net realized and unrealized gains (losses) from investments	(0.0002)		(0.0002	)(2)	(0.0003)	(0.0025)		0.0018	(2)
Total from investment operations	0.0165		0.1565		0.2504	0.1235		0.0551
Less distributions:
From net investment income	(0.0165)		(0.1573)		(0.2504)	(0.1235)		(0.0551)
Change in net asset value	—		(0.0008)		—	—		—
Net asset value, end of period	$9.9992		$9.9992		$10.00	$10.00		$10.00
Total return	0.17	%(3)	1.58%		2.53%	1.24	%(3)	0.55	%(3)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$12,425		$7,464		$6,784	$8,632		$9,049
Ratio of net expenses to average net assets(4)	0.31	%(5)	0.27%		0.27%	0.30	%(5)	0.34	%(5)
Ratio of net investment income to average net assets	0.02	%(5)	1.60%		2.48%	1.89	%(5)	1.32	%(5)
Ratio of gross expenses to average net assets(6)	0.48	%(5)	0.48%		0.67%	1.05	%(5)	1.05	%(5)
Portfolio turnover rate	—	%(3)	24%		258%	706	%(3)	389	%(3)

(1)	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.

(4)	The impact of the voluntary waivers for the periods ended June 30, 2019, June 30, 2020 and December 31, 2020 were 0.09%, 0.08%, and 0.04%, respectively.

(5)	Annualized for periods less than one year.

(6)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

10

AAAMCO ULTRASHORT FINANCING FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended December 31,		Year Ended June 30		Eight Months		Period Ended
	2020 (Unaudited)		2020	2019	Ended June 30, 2018		October 31, 2017(1)
Net asset value, beginning of period	$10.0002		$10.00	$10.00	$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.0191		0.1618	0.2527	0.1290		0.0553
Net realized and unrealized gains (losses) from investments	(0.0002)		0.0007	0.0028	(0.0021)		0.0018
Total from investment operations	0.0189		0.1625	0.2555	0.1269		0.0571
Less distributions:
From net investment income	(0.0191)		(0.1623)	(0.2555)	(0.1269)		(0.0571)
Change in net asset value	(0.0002)		0.0002	—	—		—
Net asset value, end of period	$10.0000		$10.0002	$10.00	$10.00		$10.00
Total return	0.19	%(2)	1.68%	2.58%	1.28	%(2)	0.57	%(2),(3)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$420,026		$400,118	$567,339	$50,919		$50,281
Ratio of net expenses to average net assets(4)	0.26	%(5)	0.22%	0.21%	0.25	%(5)	0.29	%(5)
Ratio of net investment income to average net assets	0.12	%(5)	1.69%	2.63%	1.95	%(5)	1.37	%(5)
Ratio of gross expenses to average net assets(6)	0.38	%(5)	0.38%	0.43%	0.95	%(5)	0.96	%(5)
Portfolio turnover rate	—	%(2)	24%	258%	706	%(2)	389	%(2)

(1)	For the period from June 6, 2017, commencement of operations, to October 31, 2017.

(2)	Not annualized for periods less than one year.

(3)	During the period ended October 31, 2017, the AAAMCO Ultrashort Financing Fund received monies from the Adviser. If these monies were not received, the return for the period would have been 0.47%.

(4)	The impact of the voluntary waivers for the periods ended June 30, 2019, June 30, 2020 and December 31, 2020 were 0.09%, 0.08%, and 0.04%, respectively.

(5)	Annualized for periods less than one year.

(6)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

11

LARGE CAP EQUITY FUND — CLASS AMF SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended December 31,		Year Ended June 30,		Eight Months		Year Ended October 31,
	2020 (Unaudited)		2020	2019	Ended June 30, 2018		2017	2016	2015
Net asset value, beginning of period	$7.91		$7.96	$8.39	$9.84		$10.34	$10.43	$11.37
Income (loss) from investment operations:
Net investment income	0.02		0.05	0.05	0.04		0.11	0.12	0.13
Net realized and unrealized gains (losses) from investments	1.41		0.32	0.45	0.30		2.02	0.57	(0.20)
Total from investment operations	1.43		0.37	0.50	0.34		2.13	0.69	(0.07)
Less distributions:
From net investment income	(0.02)		(0.05)	(0.05)	(0.05)		(0.11)	(0.12)	(0.14)
From net realized gains	(0.30)		(0.37)	(0.88)	(1.74)		(2.52)	(0.66)	(0.73)
Total distributions	(0.32)		(0.42)	(0.93)	(1.79)		(2.63)	(0.78)	(0.87)
Change in net asset value	1.11		(0.05)	(0.43)	(1.45)		(0.50)	(0.09)	(0.94)
Net asset value, end of period	$9.02		$7.91	$7.96	$8.39		$9.84	$10.34	$10.43
Total return	18.17	%(1)	4.41%	7.68%	3.41	%(1)	24.63%	7.06%	(0.87)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$36,413		$32,305	$34,453	$35,819		$40,104	$36,668	$39,017
Ratio of net expenses to average net assets	1.81	%(2)	2.01%	1.77%	1.49	%(2)	1.40%	1.32%	1.28%
Ratio of net investment income to average net assets	0.50	%(2)	0.55%	0.63%	0.69	%(2)	1.09%	1.18%	1.22%
Ratio of gross expenses to average net assets(3)	1.91	%(2)	2.11%	1.89%	1.59	%(2)	1.50%	1.42%	1.38%
Portfolio turnover rate	10	%(1)	33%	26%	21	%(1)	112%	76%	9%

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

12

LARGE CAP EQUITY FUND — CLASS H SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended December 31,		Year Ended June 30,		Eight Months		Year Ended October 31,
	2020 (Unaudited)		2020	2019	Ended June 30, 2018		2017	2016	2015
Net asset value, beginning of period	$7.87		$7.93	$8.36	$9.82		$10.34	$10.43	$11.36
Income (loss) from investment operations:
Net investment income	0.03		0.05	0.07	0.05		0.12	0.15	0.14
Net realized and unrealized gains (losses) from investments	1.40		0.33	0.45	0.30		2.02	0.56	(0.19)
Total from investment operations	1.43		0.38	0.52	0.35		2.14	0.71	(0.05)
Less distributions:
From net investment income	(0.03)		(0.07)	(0.07)	(0.07)		(0.14)	(0.14)	(0.15)
From net realized gains	(0.30)		(0.37)	(0.88)	(1.74)		(2.52)	(0.66)	(0.73)
Total distributions	(0.33)		(0.44)	(0.95)	(1.81)		(2.66)	(0.80)	(0.88)
Change in net asset value	1.10		(0.06)	(0.43)	(1.46)		(0.52)	(0.09)	(0.93)
Net asset value, end of period	$8.97		$7.87	$7.93	$8.36		$9.82	$10.34	$10.43
Total return	18.29	%(1)	4.56%	7.93%	3.54	%(1)	24.76%	7.23%	(0.62)%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$7,944		$6,793	$6,887	$6,333		$6,196	$5,313	$6,560
Ratio of net expenses to average net assets	1.56	%(2)	1.76%	1.56%	1.35	%(2)	1.25%	1.16%	1.13%
Ratio of net investment income to average net assets	0.75	%(2)	0.80%	0.85%	0.82	%(2)	1.24%	1.38%	1.33%
Ratio of gross expenses to average net assets(3)	1.66	%(2)	1.86%	1.64%	1.35	%(2)	1.25%	1.16%	1.13%
Portfolio turnover rate	10	%(1)	33%	26%	21	%(1)	112%	76%	9%

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013- 08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of December 31, 2020, the Trust is authorized to issue an unlimited number of shares, at no par value, in two separate series: the AAAMCO Ultrashort Financing Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Other series of the Trust are not included in this report.

The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board.

14

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/ dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
Fixed Rate Mortgage-Related Securities	$—	$203,192	$—	$203,192
Investment companies	6,411,423	—	—	6,411,423
Repurchase Agreements	—	425,891,392	—	425,891,392
Total Investments	6,411,423	426,094,584	—	432,506,007
Large Cap Equity Fund
Common stocks	42,354,829	—	—	42,354,829
Investment companies	2,045,621	—	—	2,045,621
Total Investments	44,400,450	—	—	44,400,450

As of December 31, 2020, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 as of December 31, 2020, based on levels assigned to securities as of December 31, 2020.

15

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Fund, through the custodian or other contracted parties, receives delivery of the underlying collateral for each repurchase agreement. The Fund requires the custodian or other contracted parties to take possession of all collateral for repurchase agreements. The Fund requires the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

The Fund may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of December 31, 2020, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund Name	Counterparty	Weighted Average Days to Maturity	Gross Amounts of Assets Presented In Statements of Assets and Liabilities	Financial Instruments*	Net Amount
AAAMCO Ultrashort Financing Fund	Amherst Pierpont Securities, LLC	Open	$17,484,826	$(17,484,826)	$—
	BCM High Income Fund, L.P.	Open	40,961,080	(40,961,080)	—
	BMO Capital Markets	Open	72,927,020	(72,927,020)	—
	Brean Capital	5.00	77,455,000	(77,455,000)	—
	Capstead Mortgage	5.00	24,604,000	(24,604,000)	—
	JVB Financial	21.00	5,562,182	(5,562,182)	—
	NMSI, Inc.	5.00	53,280,130	(53,280,130)	—
	Orchid Island	4.00	25,465,000	(25,465,000)	—
	Solomon Hess Opportunity Fund	Open	24,575,328	(24,575,328)	—
	Solomon Hess SBA	Open	3,576,826	(3,576,826)	—
	Stifel Nicolaus	6.00	80,000,000	(80,000,000)	—
	Total		$425,891,392	$(425,891,392)	$—

*	Collateral presented is disclosed up to the fair value of the asset; therefore, collateral received may be in excess of the collateral presented.

REVERSE REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

16

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

As of December 31, 2020 the Fund held no reverse repurchase agreements.

The average amount of reverse repurchase agreements outstanding during the six months ended December 31, 2020, was $13,995,500 at a weighted average interest rate of 0.18%.

SECURITIES PURCHASED OR SOLD ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the periods between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time of the commitment to purchase or sell is made, but settlement may take place at a future date. By the time of delivery, securities purchased or sold on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed-delivery securities are purchased or sold, a Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale. There were no securities purchased or sold on a when-issued or delayed-delivery basis held by the Funds as of December 31, 2020.

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The AAAMCO Ultrashort Financing Fund may engage in TBA transactions to manage cash positions as well as to manage interest rate and prepayment risks. The Fund may engage in forward sales of TBA trades only when the Fund has identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation(specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. There were no mortgage-backed TBA positions held in the Ultra Short Financing Fund at December 31, 2020.

DISTRIBUTIONS TO SHAREHOLDERS

AAAMCO Ultrashort Financing Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

For both Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends as well as the most recent fiscal year end which has yet to be filed). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a using the effective interest method and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

The Funds’ net asset values per share may fluctuate daily. For each Fund, net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. For the Large Cap Equity Fund, the value per share is rounded to the nearest whole cent ($0.01). For the Ultrashort Financing Fund, the net asset value per share is rounded to the nearest one hundredth of one cent ($0.0001).

B. Fees and transactions with affiliates were as follows:

FEES AND TRANSACTIONS WITH AFFILIATES

Austin Atlantic Asset Management Company (“AAAMCO”) serves the Funds as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Austin Atlantic Inc. (“AAI”.) AAI is controlled by Rodger D. Shay, Jr., President of Austin Atlantic Capital Inc. (“AACI”), also a wholly-owned subsidiary of AAI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the AAAMCO Ultrashort Financing Fund is 0.30% of average daily net assets. The Adviser voluntarily waived $82,244, of the investment advisory fee for the six months ended December 31, 2020, which cannot be recouped. The Adviser has contractually agreed to waive fees and reimburse expenses for the AAAMCO Ultrashort Financing Fund to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through October 28, 2021. If it becomes unnecessary for the Adviser to contractually waive fees or make reimbursements, the Adviser may recapture any of its prior contractual waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The Adviser cannot terminate this agreement prior to October 28, 2021. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will also terminate automatically upon termination of the investment advisory agreement. For the six months ended ended December 31, 2020, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Fund in the amounts of $169,950.

The Adviser has retained Treesdale Partners, LLC (“Treesdale”) to perform a daily review of repurchase agreement collateral for the AAAMCO Ultrashort Financing Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays Treesdale a fee for these services.

18

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

As of December 31, 2020, the AAAMCO Ultrashort Financing Fund had the following amounts (and year of expiration) subject to repayment to the Adviser:

Year Waived	Year Repayment Expires	Balance
2018	2021	$189,472
2019	2022	$408,200
2020	2023	$444,911
Six months ended 12/31/20	2024	$169,950

The Adviser has retained System Two Advisors, L.P. (“S2”) to perform the daily investment of the assets of the Large Cap Equity Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays S2 a fee for these services.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser voluntarily waived a portion of its fee in an amount of 0.10% so that the Fund paid 0.55% of average daily net assets for the six months ended December 31, 2020, which cannot be recouped.

AACI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of AAI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for the AAAMCO Ultrashort Financing Fund Class I Shares is 0.10% of average daily net assets. The AAAMCO Ultrashort Financing Fund Class Y Shares do not have a distribution fee.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

There were no brokerage commissions paid to the Distributor during the six months ended December 31, 2020.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Funds either directly or through working with the Fund’s service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Foreside pays all operating expenses of the Fund not specifically assumed by the Trust, unless the Trust and the Funds’ Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust or the Funds; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust or the Funds. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust or the Funds. Such expenses are disclosed on the Statements of Operations as “Unitary fees”.

For services under the Agreement and expenses assumed by Foreside, the Large Cap Equity Fund pays Foreside an annual fee of 0.35% of average daily net assets of the Fund; subject to an aggregate minimum annual fee of $430,000. Prior to November 1, 2020, the aggregate

19

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

minimum annual fee for the Large Cap Equity Fund was $412,000. The AAAMCO Ultrashort Financing Fund pays Foreside an annual fee of 0.08% of average daily net assets on the first $500 million, 0.06% of average daily net assets on the next $500 million and 0.04% of average daily net assets over $1 billion; subject to an aggregate minimum annual fee of $382,500. Prior to November 1, 2020, the aggregate minimum annual fee for the Ultrashort Financing Fund was $326,000. With respect to the Funds, Foreside has voluntarily agreed to waive a portion of its fee, which is disclosed on the Statements of Operations.

C. Transactions in shares of the Funds for the six months ended December 31, 2020 and the year ended June 30, 2020 were as follows:

	AAAMCO Ultrashort Financing Fund
	Six Months Ended December 31, 2020	Year ended June 30, 2020
Shares Transactions Class I:
Sale of shares	510,025	976,001
Shares issued to shareholders in reinvestment of dividends	1,407	11,785
Shares redeemed	(15,352)	(919,950)
Net increase	496,080	67,836
Shares outstanding
Beginning of period	746,511	678,675
End of period	1,242,591	746,511

Shares Transactions Class Y:
Sale of shares	29,500,100	1,448,140
Shares issued to shareholders in reinvestment of dividends	277	116,357
Shares redeemed	(27,508,955)	(18,300,456)
Net increase (decrease)	1,991,422	(16,735,959)
Shares outstanding
Beginning of period	40,011,170	56,747,129
End of period	42,002,592	40,011,170

	Large Cap Equity Fund
	Six Months Ended December 31, 2020	Year ended June 30, 2020
Shares Transactions Class AMF:
Sale of shares	48,106	41,209
Shares issued to shareholders in reinvestment of dividends	125,169	188,809
Shares redeemed	(223,589)	(470,781)
Net decrease	(50,314)	(240,763)
Shares outstanding
Beginning of period	4,085,294	4,326,057
End of period	4,034,980	4,085,294

Shares Transactions Class H:
Sale of shares	39,012	67,605
Shares issued to shareholders in reinvestment of dividends	674	887
Shares redeemed	(17,403)	(74,029)
Net increase (decrease)	22,283	(5,537)
Shares outstanding
Beginning of period	862,916	868,453
End of period	885,199	862,916

20

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

D. For the six months ended December 31, 2020, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	AAAMCO Ultrashort Financing Fund	Large Cap Equity Fund
Purchases	$—	$3,845,815
Sales	—	6,132,395

For the six months ended December 31, 2020, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	AAAMCO Ultrashort Financing Fund	Large Cap Equity Fund
Purchases	$—	$—
Sales	5,544,897	—

E. LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the 1940 Act (the “Rule”). This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Board. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur. The Board approved the appointment of the Adviser as the Program Administrator of the LRMP for the Funds on May 23, 2019 and approved the LRMP for the Funds on November 19, 2019 with an effective date of December 1, 2020. The Adviser has established a Liquidity Risk Management Program Committee (the “Committee”). The Committee is comprised of the Trust’s Chief Financial Officer and officers and employees of the Adviser. At the Board’s regular meeting on November 17, 2020, the Program Administrator provided a written report to the Board (the “Report”) on the operation, adequacy and effectiveness of the LRMP for the Funds for the period December 1, 2019 through September 30, 2020 (the “Reporting Period”). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Funds’ investments by monitoring the liquidity and selection of portfolio investments during normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections during normal and reasonably foreseeable stressed conditions and cash and cash equivalents, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. The Report stated that during the Reporting Period, each Fund held no less than 50% of its total net assets in highly liquid investments. Because each Fund consisted primarily of highly liquid investments pursuant to the Rule, no highly liquid investment minimum was required to be established for the Funds. Additionally, no events that would have required the filing of Form N-LIQUID occurred during the Reporting Period. The Report concluded that the LRMP for the Funds has been appropriately designed and implemented and was effectively operating to assess and manage the Funds’ liquidity risk during the Reporting Period.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

21

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

G. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended June 30, 2020 and 2019 for the AAAMCO Ultrashort Financing Fund were as follows:

2020	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
AAAMCO Ultrashort Financing Fund	$10,308,351	$10,308,351	$10,308,351

2019	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
AAAMCO Ultrashort Financing Fund	$7,502,610	$7,502,610	$7,502,610

*	Total distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the fiscal years ended June 30, 2020 and 2019 for the Large Cap Equity Fund were as follows:

	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Total Distributions Paid
2020
Large Cap Equity Fund	$238,723	$1,879,182	$2,117,905	$2,117,905
2019
Large Cap Equity Fund	281,468	4,265,435	4,546,903	4,546,903

At December 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAAMCO Ultrashort Financing Fund	$432,505,443	$564	$—	$564
Large Cap Equity Fund	30,460,057	15,064,402	(1,124,009)	13,940,393

As of June 30, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
AAAMCO Ultrashort Financing Fund .	$121,252	$—	$121,252	$(158,021)	$(62,255)	$12,683	$(86,341)
Large Cap Equity Fund	—	1,063,665	1,063,665	—	—	8,278,636	9,342,301

The tax character of current year distributions paid and the tax basis of the current components of distributable earnings/(accumulated deficit) and any net capital loss carryforwards will be determined at end of the current tax year. As of June 30, 2020, there were no differences in book and tax basis unrealized appreciation/(depreciation).

The Funds’ ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

22

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Fund	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
AAAMCO Ultrashort Financing Fund	$62,255	$—

During the tax year ended June 30, 2020, AAAMCO Ultra Short Financing Fund utilized $48,191 of its capital loss carryforward.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to tax equalization, expiration of capital loss carry-forwards and changes in tax characterization. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At June 30, 2020, the following reclassifications were recorded:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid in Capital
Large Cap Equity Fund	$(98,714)	$98,714

H. OTHER RECENT DEVELOPMENTS

The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancelations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

I. BENEFICIAL SHARE TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, the following entities owned beneficially or of record 25% or greater of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Fund	Record Owner	% Ownership
AAAMCO Ultrashort Financing Fund	Bethpage Federal Credit Union	92.5%

23

NOTES TO FINANCIAL STATEMENTS (concluded)

December 31, 2020 (Unaudited)

J. CONCENTRATION OF OWNERSHIP

A significant portion of the AAAMCO Ultrashort Financing Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategy.

K. TRUSTEE COMPENSATION

The Independent Trustees are compensated for their services to the Trust by Foreside as part of the Management and Administration Agreement. Each Independent Trustee receives an annual retainer and fees for attending meetings. Collectively, the Independent Trustees were paid $57,000 in fees during the six months ended December 31, 2020, for the entire Trust. Foreside paid Trustee compensation in the amount of $28,500 on behalf of the Funds. In addition, Foreside reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

L. SUBSEQUENT EVENTS

The Funds have evaluated events from December 31, 2020, through the date that these financial statements were issued. There are no subsequent events to report that would have a material impact on the Funds’ financial statements.

24

ADDITIONAL INFORMATION

December 31, 2020 (Unaudited)

A. SECURITY ALLOCATION

AAAMCO ULTRASHORT FINANCING FUND

Security Allocation	Percentage of Net Assets
Assets:
Repurchase Agreements	98.5%
Investment companies	1.5
Fixed Rate Mortgage-Related Securities	0.0
Total	100.0%

LARGE CAP EQUITY FUND

Security Allocation	Percentage of Net Assets
Assets:
Common stocks	95.5%
Investment companies	4.6
Total	100.1%

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 – 12/31/20	Expense Ratio During Period** 7/1/20 – 12/31/20
AAAMCO Ultrashort Financing Fund - Class I	$1,000.00	$1,001.70	$1.56	0.31%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,001.90	1.31	0.26%
Large Cap Equity Fund - Class AMF	1,000.00	1,181.70	9.95	1.81%
Large Cap Equity Fund - Class H	1,000.00	1,182.90	8.58	1.56%

*

Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365).

**	Annualized.

25

ADDITIONAL INFORMATION (concluded)

December 31, 2020 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 – 12/31/20	Expense Ratio During Period** 7/1/20 – 12/31/20
AAAMCO Ultrashort Financing Fund - Class I	$1,000.00	$1,023.64	$1.58	0.31%
AAAMCO Ultrashort Financing Fund - Class Y	1,000.00	1,023.89	1.33	0.26%
Large Cap Equity Fund - Class AMF	1,000.00	1,016.08	9.20	1.81%
Large Cap Equity Fund - Class H	1,000.00	1,017.34	7.93	1.56%

*

Expenses are equal to the Funds’ annualized expenses ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent half fiscal year (184) divided by the number of days in the current year (365).

**	Annualized.

OTHER INFORMATION:

The Adviser or S2 is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser or S2 uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 800-247-9780. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

26

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DISTRIBUTOR

Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

ADVISER

Austin Atlantic Asset Management Company
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

SUB-ADVISER FOR AAAMCO ULTRASHORT FINANCING FUND

Treesdale Partners, LLC
1325 Avenue of the Americas, Suite 2302
New York, NY 10019

SUB-ADVISER FOR LARGE CAP EQUITY FUND

System Two Advisors, L.P.
47 Maple Street, Suite 303A
Summit, NJ 07901

FINANCIAL ADMINISTRATION AND TRANSFER AND DIVIDEND AGENT

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60601

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN

Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

AMF SEMI 1220

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar

Treasurer

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ David Bunstine

David Bunstine

President

Date: March 5, 2021

By (Signature and Title)

/s/ Trent Statczar

Trent Statczar

Treasurer

Date: March 5, 2021